BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 02, 2012 Master services agreement	Sep. 30, 2012 Fiat Industrial	Dec. 31, 2011 Fiat Industrial	Jan. 02, 2011 Fiat Industrial
Basis of Presentation
Ownership interest in CNH		88.00%	88.00%	89.00%
Period of agreement	5 years
Prepayment from counterparty	$ 35,000
Restricted cash and unearned finance charges transferred to counterparty	$ 26,009